Income taxes (Summary Of Per Share Effect Of The Tax Holidays) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net earnings/(loss) per ordinary share attributable to ordinary shareholders effect – basic	¥ 1.01	¥ 0.45	¥ 0.70
Net earnings/(loss) per ordinary share attributable to ordinary shareholders effect – diluted	¥ 0.99	¥ 0.45	¥ 0.70